Investment in Aqualung Carbon Capture SA (Tables)	6 Months Ended
Dec. 31, 2023
Investment in Aqualung Carbon Capture SA
Summary of Company's Investment in Aqualung

Balance, June 30, 2022	$3,221
Effect of change in fair value	93
Balance, June 30, 2023	3,314
Effect of change in fair value	(2)
Balance, December 31, 2023	$3,312